ANNUAL REPORT

MARCH 31, 2000



TEMPLETON
INTERNATIONAL FUND



[Franklin Templeton Butterball logo}

PAGE





[PHOTO OF MARK G. HOLOWESKO APPEARS HERE]

MARK G. HOLOWESKO, CFA
PRESIDENT
TEMPLETON GLOBAL INVESTMENT TEAM



Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.





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WE'RE ON THE WEB -- Now you can  access  online  information  about  your  fund,
including    this    shareholder     report.    Find    our    Web    site    at
www.franklintempleton.com, your online resource for fund literature, prices and performance, investor information and around-the-clock account services.
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SHAREHOLDER LETTER


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YOUR FUND'S GOAL: TEMPLETON INTERNATIONAL FUND SEEKS LONG-TERM CAPITAL
APPRECIATION. UNDER NORMAL MARKET CONDITIONS, THE FUND WILL INVEST AT LEAST 75% OF ITS TOTAL ASSETS IN THE EQUITY SECURITIES OF COMPANIES LOCATED IN ANY DEVELOPED COUNTRY OUTSIDE THE U.S. EFFECTIVE AUGUST 1, 1999, THE FUND'S BOARD OF TRUSTEES APPROVED A CHANGE IN THE FUND'S NAME AND INVESTMENT FOCUS. BEFORE THAT DATE, THE FUND'S NAME WAS TEMPLETON GREATER EUROPEAN FUND.
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Dear Shareholder:

This annual report of Templeton International Fund covers the 12 months ended March 31, 2000. During this time, relatively low interest rates, benign inflation and increasing productivity contributed to the positive performance of many economies and equity markets, and yet, most investor attention focused on the U.S., particularly the tech-heavy Nasdaq Composite(R) Index, which started the reporting period at 2461 and reached a record high of 5048 on March 10, 2000, before closing the period at 4572.(1)


1. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market. The Index is market-value weighted and includes over 5,000 companies (as of 3/31/00).

All portfolio holdings mentioned in the report are listed by their complete legal titles in the Fund's Statement of Investments (SOI), a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 15.


CONTENTS

Shareholder Letter                  1

Performance Summary                 8

Financial Highlights &
Statement of Investments           12

Financial Statements               20

Notes to Financial Statements      23

Independent Auditors' Report       27

Tax Designation                    28



[GRAPHIC]
FUND CATEGORY

Global
Growth
Growth & Income
Income
Tax-Free Income



PAGE
[PIE CHART]

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
3/31/00


Europe                        62.5%
Asia                          12.8%
Australia & New Zealand        5.1%
North America                  4.8%
Short-Term Investments &
  Other Net Assets            14.8%


Within this environment, Templeton International Fund - Class A posted a 12-month cumulative total return of 9.61% as shown in the Performance Summary on page 8. The Fund's benchmarks, the Morgan Stanley Capital International (MSCI) Europe Index, and the MSCI Europe, Australasia, Far East Index (MSCI(R) EAFE) rose 18.82% and 25.40%, respectively, during the same period.(2) The Fund's performance was partially hindered as we adhered to our value-style strategy throughout the period, investing in out-of-favor sectors of Asian and European markets: cyclical stocks, industrial companies and select financial issues. Performance benefited from the return of investors to Asia and sharp rallies in France, Finland and Germany. Though we had a number of excellent gains in our Japanese positions, the Fund's relative underweighting in that country compared to the MSCI EAFE caused us to lag that index somewhat.

EUROPE

In Europe, where investor enthusiasm for the introduction of the euro helped push continental stock prices higher, we continued to find opportunities in the U.K. Its market has underperformed the continental European markets for the past two years, with aerospace and retail stocks in particular performing poorly. Despite this underperformance, we are still optimistic about the long-term prospects of U.K. equities, and at the end of the reporting period, they represented 37.8% of the Fund's European total net assets.



2. Source: Standard & Poor's Micropal. The unmanaged MSCI EAFE Index tracks the performance of approximately 1,000 securities in 20 countries and includes reinvested dividends. The unmanaged MSCI Europe Index tracks the performance of approximately 600 securities in 15 European countries and includes reinvested dividends. One cannot invest directly in an index, nor is the index representative of the Fund's portfolio.

2
PAGE

Among the Fund's largest U.K. holdings on March 31, 2000 were Rolls-Royce, a manufacturer of industrial gas turbine engines for civil and military aircraft, and Marks & Spencer, a major retail department store operator. Rolls-Royce's stock price recently sold at only 11 times our expected earnings estimate for 2000. Because of a difficult operating environment, Marks & Spencer's share price declined to a level that's close to the value of its real estate holdings alone, implying its retail trading operations were virtually worthless. However, investors received a 6% dividend yield while management restructured operations in an effort to improve profitability. We believe the franchise of the company, which has traditionally maintained a reputation as a top British retailer, remains intact.

In Germany, we added to several holdings such as BMW, Veba and Adidas, which we believed should benefit from possible tax rate reductions. Taxes are generally much higher in Europe than in the United States, and although much of Europe has experienced a year with a common currency, the region does not yet enjoy a common level of taxation.(3) Recognizing that high and uneven taxation has hampered investment and European competitiveness, politicians are debating legislation to lower and standardize corporate and personal tax levels. If they succeed, the result could be higher corporate profits.

Other large European holdings included Volvo (Sweden), Aventis (France), Philips Electronics (Netherlands) and Iberdrola (Spain).

ASIA

During the reporting period, many Asian economies stabilized and showed signs of solid growth. Hong Kong's economy



3. Source: Templeton Du Pont analysis.



TOP 10 COUNTRIES
3/31/00

                    % OF TOTAL
  COUNTRY           NET ASSETS
-------------------------------
  United Kingdom         23.6%
  Germany                 8.0%
  Japan                   7.6%
  France                  7.0%
  Sweden                  6.8%
  Netherlands             5.8%
  Hong Kong               4.5%
  Australia               4.3%
  Spain                   3.6%
  Finland                 3.3%






3
PAGE


TOP 10 INDUSTRIES
3/31/00


                              % OF TOTAL
  INDUSTRY                    NET ASSETS
----------------------------------------
  Banking                          9.0%
  Utilities Electrical & Gas       7.3%
  Electrical & Electronics         7.0%
  Automobiles                      5.8%
  Chemicals                        5.7%
  Machinery & Engineering          4.9%
  Energy Sources                   4.3%
  Multi-Industry                   3.9%
  Transportation                   3.7%
  Insurance                        3.6%



generally performed well, as property prices stabilized, tourism increased and retail sales improved. Importantly for the entire region, the Japanese economy has shown signs of improvement with domestic spending increasing and business sentiment improving.

On March 31, 2000, our largest Asian positions were Nippon Telephone & Telegraph (Japan), Hitachi (Japan) and HSBC Holdings (Hong Kong). During the reporting period, we took advantage of rising stock prices to reduce many of our Pacific Rim positions. However, compared to the MISCE EAFE Index, we still maintained an overweight position in Hong Kong at period's end. One of our largest Hong Kong positions, Cheung Kong Holdings, a real estate development and investment company, was selling at a substantial discount to its investment in Hutchison Whampoa. By the end of the reporting period, Cheung Kong's ownership of Hutchison shares was valued in excess of Cheung Kong's total market value despite the fact that Cheung Kong also has considerable land assets.

AUSTRALIA

Rising interest rates pushed down prices of Australian banking stocks, and we used this weakness to build our position in National Australia Bank. One of the largest and most competitive banks in Australia, its share price had fallen by one-third, and was selling at only 10 times our projected 2000 earnings when we bought it.

LOOKING FORWARD

Our analysis of equity markets during the reporting period revealed the potential for dramatic divergence of performance between industry sectors. Many stocks prices reflected unrealistic prospects while others were selling at historically low






4
PAGE

valuations. The most overpriced stocks were providing the best performance, with prices often defying logic.

Understandably, many professional investors have become nervous about the level of these prices, the size and importance of the U.S. stock market relative to the U.S. economy and the amount of speculation. Two examples of the extremes to which this speculation has reached are the enormous rise in margin debt and the willingness of investors to pay huge sums for stocks of companies with no earnings and little revenue. Even those who invest only outside the U.S. worry that a significant decline in U.S. stock prices will jeopardize global growth, as the U.S. economy has been such a catalyst in maintaining economic activity the world over.


AVERAGE STOCK VALUATION
Price to Earnings
Templeton International Fund vs. MSCI EAFE & NASDAQ
(4/1/99 - 3/31/00)


[LINE GRAPH]

This chart shows the average stock valuation based on price to earnings ratio of Templeton International Fund versus the MSCI EAFE Index and NASDAQ Index from 4/1/99 to 3/31/00.*

                 Price To Earnings
                 Templeton International Fund       MSCI EAFE Index       NASDAQ
          Apr-99                               14.8                  30.6                 107.5
          May-99                               13.9                  32.3                 104.4
          Jun-99                               14.7                  33.7                 115.9
          Jul-99                               15.0                  34.7                 112.6
          Aug-99                               15.8                  35.3                 116.9
         Sept-99                               14.7                  35.4                 145.7
          Oct-99                               14.5                  39.2                 114.1
          Nov-99                               15.7                  38.8                 208.3
          Dec-99                               16.2                  42.8                 281.1
          Jan-00                               14.5                  40.2                 326.0
          Feb-00                               14.1                  40.2                 364.4
          Mar-00                               13.0                  38.9                 207.8

*Sources: Nasdaq, MSCI.



We believe, however, that there is a significant difference between our holdings and the general market. This difference is illustrated by the valuation table above, which shows the average valuation of our holdings in the Fund compared to the valuations of stocks in the Nasdaq(R) and MSCI EAFE Indexes. As the





  TOP 10 HOLDINGS
  3/31/00


  COMPANY                          % OF TOTAL
  INDUSTRY, COUNTRY                NET ASSETS
  -------------------------------------------
  Nippon
  Telegraph & Telephone Corp.
  Telecommunications, Japan             2.1%

  Hitachi Ltd.
  Electrical & Electronics, Japan       2.0%

  Veba AG
  Utilities Electrical & Gas,
  Germany                               1.8%

  National Australia Bank Ltd.
  Banking, Australia                    1.7%

  HSBC Holdings PLC
  Banking, Hong Kong                    1.7%

  Iberdrola SA, Br.
  Utilities Electrical & Gas, Spain     1.6%

  Fuji Photo Film Co. Ltd.
  Electrical & Electronics, Japan       1.6%

  Aventis SA
  Health & Personal Care, France        1.6%

  Shell Transport &
  Trading Co. PLC
  Energy Sources,
  United Kingdom                        1.6%

  Bayerische Motorenwerke
  (BMW) AG
  Automobiles, Germany                  1.6%





5
PAGE

chart reveals, in most cases we are holding or buying securities that are 50% cheaper than the overall market. In our assessment, our approach provides long-term possibilities not available to those who base investment decisions on trends alone.

In the months to come, we will continue to search the globe for what we feel are bargain stocks, employing our time-tested strategy of diversification which should help us to spread risk over a number of countries and industries and to expand the areas for discovering undervalued assets. Of course, there are special risks involved with global investing related to market, currency, economic, social, political and other factors. Investing in certain foreign markets means accepting a certain amount of volatility, and, in some cases, the consequences of severe market corrections. For example, Hong Kong's equity market has increased 1,161% in U.S. dollars in the past 15 years, but has suffered 6 declines of more than 15% during the same time.(4) While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in some markets. These risks and considerations are discussed in the Fund's prospectus.


4. Source: Hang Seng Index. Based on quarterly percentage price change over 15 years ended December 31, 1999. Market return is measured in U.S. dollar terms and does not include reinvested dividends.





6
PAGE

Thank you for investing in Templeton International Fund. We welcome your comments and look forward to serving you in the future.

Sincerely,




/s/MARK G. HOLOWESKO
Mark G. Holowesko, CFA





/s/JEFFREY A. EVERETT, CFA
Jeffrey A. Everett, CFA





/s/RICHARD SEAN FARRINGTON, CFA
Richard Sean Farrington, CFA
The Portfolio Management Team
Templeton International Fund






-------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of March 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
-------------------------------------------------------------------------------


                                                                               7
PAGE
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CLASS A:
Subject to the current, maximum 5.75% initial sales charge.*

CLASS C:
Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

ADVISOR CLASS:
No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

* Past expense reductions by the fund's manager increased the fund's total returns.
-------------------------------------------------------------------------------


ONE-YEAR PERFORMANCE SUMMARY
AS OF 3/31/00

ONE-YEAR TOTAL RETURN DOES NOT INCLUDE SALES CHARGES. DISTRIBUTIONS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF EACH CLASS'S OPERATING EXPENSES. PAST DISTRIBUTIONS ARE NOT INDICATIVE OF FUTURE TRENDS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE.

CLASS A
One-Year Total Return              9.61%
Net Asset Value (NAV)              $12.91 (3/31/00)             $12.61 (3/31/99)
Change in NAV                      +$0.30
Distributions (4/1/99 - 3/31/00)   Dividend Income              $0.2932
                                   Short-Term Capital Gain      $0.2317
                                   Long-Term Capital Gain       $0.3909
                                   ------------------------------------
                                   TOTAL                        $0.9158

CLASS C
One-Year Total Return              8.99%
Net Asset Value (NAV)              $12.78 (3/31/00)             $12.49 (3/31/99)
Change in NAV                      +$0.29
Distributions (4/1/99 - 3/31/00)   Dividend Income              $0.2164
                                   Short-Term Capital Gain      $0.2317
                                   Long-Term Capital Gain       $0.3909
                                   ------------------------------------
                                   TOTAL                        $0.8390

ADVISOR CLASS
One-Year Total Return              9.90%
Net Asset Value (NAV)              $12.95 (3/31/00)             $12.66 (3/31/99)
Change in NAV                      +$0.29
Distributions (4/1/99 - 3/31/00)   Dividend Income              $0.3445
                                   Short-Term Capital Gain      $0.2317
                                   Long-Term Capital Gain       $0.3909
                                   ------------------------------------
                                   TOTAL                        S$0.9671



Templeton International Fund paid distributions derived from long-term capital gains totaling 39.09 cents ($0.3909) per share in May and December 1999. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

Past performance does not guarantee future results.


8

PAGE


ADDITIONAL PERFORMANCE
AS OF 3/31/00

                                                                  INCEPTION
CLASS A                                1-YEAR       3-YEAR         (5/8/95)
-------------------------------------------------------------------------------
Cumulative Total Return(1)               9.61%       30.56%         65.09%
Average Annual Total Return(2)           3.30%        7.17%          9.44%
Value of $10,000 Investment(3)        $10,330      $12,308        $15,560

                                                                  INCEPTION
CLASS C                                1-YEAR       3-YEAR         (5/8/95)
-------------------------------------------------------------------------------
Cumulative Total Return(1)               8.99%       28.27%         59.95%
Average Annual Total Return(2)           6.88%        8.30%          9.84%
Value of $10,000 Investment(3)        $10,688      $12,703        $15,837

                                                                  INCEPTION
ADVISOR CLASS(4)                       1-YEAR       3-YEAR         (5/8/95)
-------------------------------------------------------------------------------
Cumulative Total Return(1)               9.90%       32.06%         68.86%
Average Annual Total Return(2)           9.90%        9.71%         11.29%
Value of $10,000 Investment(3)        $10,990      $13,206        $16,886


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 41.20% and 11.21% respectively.

-------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.
-------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

Past performance does not guarantee future results.                           9
PAGE

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes differ from the Fund in composition, do not pay management fees or expenses and include reinvested dividends. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN
3/31/00

CLASS A
--------------------------------------------------------------------------------
1-Year                                                               3.30%

3-Year                                                               7.17%

Since Inception (5/8/95)                                             9.44%


[LINE GRAPH]


The following line graph compares the performance of Templeton International Fund's Class A shares to that of the MSCI EAFE Index and the MSCI Europe Index based on a $10,000 investment from 5/8/95 to 3/31/00.*

              TEMPLETON INTERNATIONAL         MSCI EAFE           MSCI EUROPE
                  FUND - CLASS A*               INDEX                INDEX
              ---------------------------------------------------------------
5/8/95                $9,425                  $10,000               $10,000
5/95                  $9,444                   $9,913               $10,006
6/95                  $9,416                   $9,742               $10,104
7/95                  $9,472                  $10,351               $10,635
8/95                  $9,491                   $9,959               $10,227
9/95                  $9,312                  $10,156               $10,540
10/95                 $9,171                   $9,885               $10,494
11/95                 $9,142                  $10,163               $10,572
12/95                 $9,284                  $10,575               $10,911
1/96                  $9,877                  $10,621               $10,985
2/96                 $10,028                  $10,660               $11,189
3/96                  $9,793                  $10,889               $11,327
4/96                  $9,906                  $11,208               $11,413
5/96                 $10,066                  $11,005               $11,505
6/96                 $10,170                  $11,069               $11,635
7/96                  $9,924                  $10,748               $11,494
8/96                 $10,407                  $10,775               $11,839
9/96                 $10,445                  $11,063               $12,092
10/96                $10,643                  $10,953               $12,377
11/96                $10,908                  $11,392               $13,008
12/96                $11,271                  $11,248               $13,264
1/97                 $11,725                  $10,857               $13,304
2/97                 $11,831                  $11,037               $13,483
3/97                 $11,918                  $11,080               $13,923
4/97                 $11,754                  $11,141               $13,858
5/97                 $11,956                  $11,869               $14,453
6/97                 $12,493                  $12,526               $15,180
7/97                 $12,881                  $12,731               $15,896
8/97                 $12,622                  $11,783               $14,991
9/97                 $13,597                  $12,446               $16,449
10/97                $13,120                  $11,492               $15,644
11/97                $12,981                  $11,377               $15,889
12/97                $13,033                  $11,480               $16,473
1/98                 $13,183                  $12,007               $17,163
2/98                 $14,105                  $12,780               $18,509
3/98                 $15,284                  $13,177               $19,832
4/98                 $15,595                  $13,284               $20,222
5/98                 $15,679                  $13,223               $20,636
6/98                 $15,280                  $13,325               $20,867
7/98                 $15,139                  $13,464               $21,284
8/98                 $13,389                  $11,799               $18,612
9/98                 $12,524                  $11,440               $17,873
10/98                $13,313                  $12,636               $19,309
11/98                $13,702                  $13,286               $20,341
12/98                $13,757                  $13,813               $21,236
1/99                 $13,633                  $13,776               $21,104
2/99                 $13,712                  $13,451               $20,573
3/99                 $14,196                  $14,015               $20,803
4/99                 $15,491                  $14,586               $21,428
5/99                 $14,904                  $13,839               $20,404
6/99                 $15,433                  $14,381               $20,753
7/99                 $16,045                  $14,812               $20,951
8/99                 $16,268                  $14,869               $21,170
9/99                 $15,857                  $15,022               $21,012
10/99                $15,527                  $15,589               $21,790
11/99                $15,857                  $16,133               $22,383
12/99                $16,946                  $17,584               $24,682
1/00                 $15,584                  $16,470               $22,929
2/00                 $14,957                  $16,916               $24,130
3/00                 $15,560                  $17,576               $24,718

* Source: Standard and Poor's Micropal.









AVERAGE ANNUAL TOTAL RETURN
3/31/00

CLASS C
--------------------------------------------------------------------------------
1-Year                                                               6.88%

3-Year                                                               8.30%

Since Inception (5/8/95)                                             9.84%


[LINE GRAPH]
The following line graph compares the performance of Templeton International Fund's Class C shares to that of the MSCI EAFE Index and the MSCI Europe Index based on a $10,000 investment from 5/8/95 to 3/31/00.*

                     TEMPLETON INTERNATIONAL        MSCI EAFE       MSCI EUROPE
                         FUND - CLASS C*              INDEX            INDEX
                     ----------------------------------------------------------
5/8/95                       $9,901                  $10,000          $10,000
5/95                         $9,911                   $9,913          $10,006
6/95                         $9,881                   $9,742          $10,104
7/95                         $9,941                  $10,351          $10,635
8/95                         $9,950                   $9,959          $10,227
9/95                         $9,762                  $10,156          $10,540
10/95                        $9,604                   $9,885          $10,494
11/95                        $9,574                  $10,163          $10,572
12/95                        $9,713                  $10,575          $10,911
1/96                        $10,317                  $10,621          $10,985
2/96                        $10,475                  $10,660          $11,189
3/96                        $10,218                  $10,889          $11,327
4/96                        $10,337                  $11,208          $11,413
5/96                        $10,500                  $11,005          $11,505
6/96                        $10,599                  $11,069          $11,635
7/96                        $10,322                  $10,748          $11,494
8/96                        $10,817                  $10,775          $11,839
9/96                        $10,847                  $11,063          $12,092
10/96                       $11,055                  $10,953          $12,377
11/96                       $11,322                  $11,392          $13,008
12/96                       $11,692                  $11,248          $13,264
1/97                        $12,155                  $10,857          $13,304
2/97                        $12,256                  $11,037          $13,483
3/97                        $12,346                  $11,080          $13,923
4/97                        $12,165                  $11,141          $13,858
5/97                        $12,378                  $11,869          $14,453
6/97                        $12,917                  $12,526          $15,180
7/97                        $13,310                  $12,731          $15,896
8/97                        $13,041                  $11,783          $14,991
9/97                        $14,035                  $12,446          $16,449
10/97                       $13,538                  $11,492          $15,644
11/97                       $13,414                  $11,377          $15,889
12/97                       $13,468                  $11,480          $16,473
1/98                        $13,613                  $12,007          $17,163
2/98                        $14,547                  $12,780          $18,509
3/98                        $15,748                  $13,177          $19,832
4/98                        $16,059                  $13,284          $20,222
5/98                        $16,124                  $13,223          $20,636
6/98                        $15,709                  $13,325          $20,867
7/98                        $15,553                  $13,464          $21,284
8/98                        $13,737                  $11,799          $18,612
9/98                        $12,852                  $11,440          $17,873
10/98                       $13,637                  $12,636          $19,309
11/98                       $14,051                  $13,286          $20,341
12/98                       $14,088                  $13,813          $21,236
1/99                        $13,960                  $13,776          $21,104
2/99                        $14,041                  $13,451          $20,573
3/99                        $14,530                  $14,015          $20,803
4/99                        $15,845                  $14,586          $21,428
5/99                        $15,238                  $13,839          $20,404
6/99                        $15,772                  $14,381          $20,753
7/99                        $16,392                  $14,812          $20,951
8/99                        $16,610                  $14,869          $21,170
9/99                        $16,185                  $15,022          $21,012
10/99                       $15,845                  $15,589          $21,790
11/99                       $16,173                  $16,133          $22,383
12/99                       $17,262                  $17,584          $24,682
1/00                        $15,874                  $16,470          $22,929
2/00                        $15,217                  $16,916          $24,130
3/00                        $15,837                  $17,576          $24,718

* Source: Standard and Poor's Micropal.



10                          Past performance does not guarantee future results.
PAGE

AVERAGE ANNUAL TOTAL RETURN
3/31/00


ADVISOR CLASS**
--------------------------------------------------------------------------------
1-Year                                                               9.90%
3-Year                                                               9.71%
Since Inception (5/8/95)                                            11.29%


[LINE GRAPH]
The following line graph compares the performance of Templeton International Fund's Advisor Class shares to that of the MSCI EAFE Index and the MSCI Europe Index based on a $10,000 investment from 5/8/95 to 3/31/00.*

                       TEMPLETON INTERNATIONAL       MSCI EAFE      MSCI EUROPE
                        FUND - ADVISOR CLASS           INDEX           INDEX
                       --------------------------------------------------------
5/8/95                         $10,000                $10,000         $10,000
5/95                           $10,020                 $9,913         $10,006
6/95                            $9,990                 $9,742         $10,104
7/95                           $10,050                $10,351         $10,635
8/95                           $10,070                 $9,959         $10,227
9/95                            $9,880                $10,156         $10,540
10/95                           $9,730                 $9,885         $10,494
11/95                           $9,700                $10,163         $10,572
12/95                           $9,850                $10,575         $10,911
1/96                           $10,480                $10,621         $10,985
2/96                           $10,640                $10,660         $11,189
3/96                           $10,390                $10,889         $11,327
4/96                           $10,510                $11,208         $11,413
5/96                           $10,680                $11,005         $11,505
6/96                           $10,791                $11,069         $11,635
7/96                           $10,530                $10,748         $11,494
8/96                           $11,042                $10,775         $11,839
9/96                           $11,082                $11,063         $12,092
10/96                          $11,293                $10,953         $12,377
11/96                          $11,574                $11,392         $13,008
12/96                          $11,959                $11,248         $13,264
1/97                           $12,569                $10,857         $13,940
2/97                           $12,683                $11,037         $13,483
3/97                           $12,787                $11,080         $13,923
4/97                           $12,622                $11,141         $13,858
5/97                           $12,838                $11,869         $14,453
6/97                           $13,425                $12,526         $15,180
7/97                           $13,852                $12,731         $15,896
8/97                           $13,575                $11,783         $14,991
9/97                           $14,631                $12,446         $16,449
10/97                          $14,119                $11,492         $15,644
11/97                          $13,990                $11,377         $15,889
12/97                          $14,060                $11,480         $16,473
1/98                           $14,222                $12,007         $17,163
2/98                           $15,213                $12,780         $18,509
3/98                           $16,480                $13,177         $19,832
4/98                           $16,838                $13,284         $20,222
5/98                           $16,912                $13,223         $20,636
6/98                           $16,494                $13,325         $20,867
7/98                           $16,343                $13,464         $21,284
8/98                           $14,460                $11,799         $18,612
9/98                           $13,530                $11,440         $17,873
10/98                          $14,379                $12,636         $19,309
11/98                          $14,809                $13,286         $20,341
12/98                          $14,869                $13,813         $21,236
1/99                           $14,735                $13,776         $21,104
2/99                           $14,833                $13,451         $20,573
3/99                           $15,367                $14,015         $20,803
4/99                           $16,774                $14,586         $21,428
5/99                           $16,144                $13,839         $20,404
6/99                           $16,715                $14,381         $20,753
7/99                           $17,400                $14,812         $20,951
8/99                           $17,642                $14,869         $21,170
9/99                           $17,198                $15,022         $21,012
10/99                          $16,830                $15,589         $21,790
11/99                          $17,198                $16,133         $22,383
12/99                          $18,374                $17,584         $24,682
1/00                           $16,914                $16,470         $22,929
2/00                           $16,222                $16,916         $24,130
3/00                           $16,886                $17,576         $24,718


* Source: Standard and Poor's Micropal. The unmanaged MSCIEAFE Index includes approximately 1,000 companies representing the stock markets of 20 countries in Europe, Australia, New Zealand and the Far East. The unmanaged MSCI Europe Index measures the performance of approximately 600 companies representing 15 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Both indexes include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio. Prior to August 1, 1999, the Fund: (a) was named the Templeton Greater European Fund; (b) invested at least 75% of its total assets in equity securities of Western, Central and Eastern European companies; and (c) considered the MSCI Europe Index its benchmark to measure performance against. Effective August 1, 1999, the
Fund: (a) changed its name; (b) shifted its focus to its current strategy; and
(c) considers the MSCIEAFE Index its benchmark index to measure performance against. The MSCI Europe Index will be excluded from next year's report.

** On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to that class.


Past performance is not predictive of future results.                        11

PAGE

TEMPLETON INTERNATIONAL FUND
Financial Highlights

                                                                                    CLASS A
                                                         -------------------------------------------------------------
                                                                             YEAR ENDED MARCH 31,
                                                         -------------------------------------------------------------
                                                         2000++         1999          1998          1997        1996+
                                                         -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year...................     $12.61        $14.26        $12.35       $10.39       $10.00
                                                         -------------------------------------------------------------
Income from investment operations:
 Net investment income...............................        .27           .21           .23          .14          .08
 Net realized and unrealized gains (losses)..........        .94         (1.24)         2.99         2.09          .31
                                                         -------------------------------------------------------------
Total from investment operations.....................       1.21         (1.03)         3.22         2.23          .39
                                                         -------------------------------------------------------------
Less distributions from:
 Net investment income...............................       (.29)         (.22)         (.23)        (.13)          --
 Net realized gains..................................       (.62)         (.40)        (1.08)        (.14)          --
                                                         -------------------------------------------------------------
Total distributions..................................       (.91)         (.62)        (1.31)        (.27)          --
                                                         -------------------------------------------------------------
Net asset value, end of year.........................     $12.91        $12.61        $14.26       $12.35       $10.39
                                                         =============================================================
Total Return*........................................      9.61%       (7.12)%        28.25%       21.70%        3.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)......................    $40,201       $39,509       $19,455       $9,268       $4,308
Ratios to average net assets:
 Expenses............................................      1.86%         1.73%         1.85%        1.85%        1.85%**
 Expenses, excluding waiver and payments by
   affiliate.........................................      1.86%         1.73%         2.41%        2.63%        3.56%**
 Net investment income...............................      2.03%         1.91%         2.04%        1.72%        1.39%**
Portfolio turnover rate..............................     61.73%        38.57%        27.59%       30.58%        9.86%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period May 8, 1995 (commencement of operations) to March 31, 1996. ++Based on average weighted shares outstanding.


 12
PAGE

TEMPLETON INTERNATIONAL FUND
Financial Highlights (continued)

                                                                                   CLASS C
                                                         ------------------------------------------------------------
                                                                             YEAR ENDED MARCH 31,
                                                         ------------------------------------------------------------
                                                         2000++         1999          1998         1997        1996+
                                                         ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year...................     $12.49        $14.16       $12.27       $10.32       $10.00
                                                         ------------------------------------------------------------
Income from investment operations:
 Net investment income...............................        .18           .11          .12          .11          .07
 Net realized and unrealized gains (losses)..........        .95         (1.22)        3.01         2.02          .25
                                                         ------------------------------------------------------------
Total from investment operations.....................       1.13         (1.11)        3.13         2.13          .32
                                                         ------------------------------------------------------------
Less distributions from:
 Net investment income...............................       (.22)         (.16)        (.16)        (.04)          --
 Net realized gains..................................       (.62)         (.40)       (1.08)        (.14)          --
                                                         ------------------------------------------------------------
Total distributions..................................       (.84)         (.56)       (1.24)        (.18)          --
                                                         ------------------------------------------------------------
Net asset value, end of year.........................     $12.78        $12.49       $14.16       $12.27       $10.32
                                                         ============================================================
Total Return*........................................      8.99%       (7.73)%       27.55%       20.83%        3.20%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)......................    $14,051       $14,222       $5,929       $2,424       $1,431
Ratios to average net assets:
 Expenses............................................      2.49%         2.37%        2.50%        2.50%        2.50%**
 Expenses, excluding waiver and payments by
   affiliate.........................................      2.49%         2.37%        3.05%        3.29%        4.21%**
 Net investment income...............................      1.34%         1.26%        1.31%        1.45%        1.06%**
Portfolio turnover rate..............................     61.73%        38.57%       27.59%       30.58%        9.86%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 8, 1995 (commencement of operations) to March 31, 1996. ++Based on average weighted shares outstanding.

                                                                              13
PAGE

TEMPLETON INTERNATIONAL FUND
Financial Highlights (continued)

                                                                                ADVISOR CLASS
                                                                ---------------------------------------------
                                                                            YEAR ENDED MARCH 31,
                                                                ---------------------------------------------
                                                                2000++        1999         1998        1997+
                                                                ---------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................    $12.66       $14.30       $12.36       $11.56
                                                                ---------------------------------------------
Income from investment operations:
 Net investment income......................................       .26          .74          .56          .07
 Net realized and unrealized gains (losses).................      1.00        (1.73)        2.73          .73
                                                                ---------------------------------------------
Total from investment operations............................      1.26         (.99)        3.29          .80
                                                                ---------------------------------------------
Less distributions from:
 Net investment income......................................      (.35)        (.25)        (.27)          --
 Net realized gains.........................................      (.62)        (.40)       (1.08)          --
                                                                ---------------------------------------------
Total distributions.........................................      (.97)        (.65)       (1.35)          --
                                                                ---------------------------------------------
Net asset value, end of year................................    $12.95       $12.66       $14.30       $12.36
                                                                =============================================
Total Return*...............................................     9.90%       (6.76)%      28.88%        6.92%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................      $544         $265          $83          $36
Ratios to average net assets:
 Expenses...................................................     1.51%        1.38%        1.50%        1.50%**
 Expenses, excluding waiver and payments by affiliate.......     1.51%        1.38%        2.06%        1.90%**
 Net investment income......................................     1.93%        2.49%        2.38%        2.56%**
Portfolio turnover rate.....................................    61.73%       38.57%       27.59%       30.58%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to March 31, 1997. ++Based on average weighted shares outstanding.

                       See Notes to Financial Statements.

 14
PAGE

TEMPLETON INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2000

                                                                   COUNTRY             SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS 83.2%
AEROSPACE & MILITARY TECHNOLOGY 2.7%
BAE Systems PLC.............................................    United Kingdom          147,213       $   826,670
Rolls-Royce PLC.............................................    United Kingdom          205,089           664,174
                                                                                                      -----------
                                                                                                        1,490,844
                                                                                                      -----------
AUTOMOBILES 4.7%
Autoliv Inc., SDR...........................................        Sweden                3,900           107,882
Bayerische Motorenwerke AG..................................       Germany               27,800           869,881
Regie Nationale des Usines Renault SA.......................        France               17,000           732,029
Volvo AB, B.................................................        Sweden               31,142           839,825
                                                                                                      -----------
                                                                                                        2,549,617
                                                                                                      -----------
BANKING 9.0%
Australia & New Zealand Banking Group Ltd. .................      Australia             100,000           631,279
Banco Popular Espanol SA....................................        Spain                16,946           518,901
Bank Austria AG.............................................       Austria                1,300            63,318
Deutsche Bank AG............................................       Germany               10,000           664,568
Foreningssparbanken AB, A...................................        Sweden               30,000           407,986
HSBC Holdings PLC...........................................      Hong Kong              78,000           911,578
National Australia Bank Ltd. ...............................      Australia              72,519           932,321
Unidanmark AS, A............................................       Denmark                4,725           303,036
Union Bank of Norway........................................        Norway               20,000           376,813
Westpac Banking Corp. Ltd. .................................      Australia              20,000           125,200
                                                                                                      -----------
                                                                                                        4,935,000
                                                                                                      -----------
BUILDING MATERIALS & COMPONENTS 3.1%
Anglian Group PLC...........................................    United Kingdom           70,400           175,203
Caradon PLC.................................................    United Kingdom          261,800           582,622
CSR Ltd. ...................................................      Australia             130,000           273,028
Hepworth PLC................................................    United Kingdom           38,500            97,657
Heywood Williams Group PLC..................................    United Kingdom          175,700           556,385
                                                                                                      -----------
                                                                                                        1,684,895
                                                                                                      -----------
BUSINESS & PUBLIC SERVICES 1.4%
Kardex AG, Br...............................................     Switzerland                800           336,802
Lex Service PLC.............................................    United Kingdom           59,700           414,292
                                                                                                      -----------
                                                                                                          751,094
                                                                                                      -----------
CHEMICALS 5.7%
Akzo Nobel NV...............................................     Netherlands             15,000           640,167
BASF AG.....................................................       Germany               10,000           475,580
Cookson Group PLC...........................................    United Kingdom          169,038           491,468
DSM NV, Br..................................................     Netherlands             20,192           729,782
Imperial Chemical Industries PLC............................    United Kingdom           57,600           477,825
Kemira OY...................................................       Finland               50,000           279,894
                                                                                                      -----------
                                                                                                        3,094,716
                                                                                                      -----------

                                                                              15
PAGE
TEMPLETON INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                   COUNTRY             SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
CONSTRUCTION & HOUSING .2%
Hollandsche Beton Groep NV..................................     Netherlands              7,233       $    95,167
                                                                                                      -----------
ELECTRICAL & ELECTRONICS 7.0%
ABB Ltd. ...................................................     Switzerland              2,747           323,663
Alcatel SA..................................................        France                1,000           219,417
Fuji Photo Film Co. Ltd. ...................................        Japan                20,000           881,392
Hitachi Ltd. ...............................................        Japan                90,000         1,069,663
Koninklijke Philips Electronics NV..........................     Netherlands              3,120           524,259
Marconi PLC.................................................    United Kingdom           23,000           274,639
Sony Corp. .................................................        Japan                 2,074           293,209
*Sony Corp. New Shrs. NPV...................................        Japan                 2,074           293,209
                                                                                                      -----------
                                                                                                        3,879,451
                                                                                                      -----------
ENERGY EQUIPMENT & SERVICES 1.2%
TransCanada PipeLines Ltd. .................................        Canada               90,372           662,944
                                                                                                      -----------
ENERGY SOURCES 4.3%
Fortum OYJ..................................................       Finland               15,650            67,989
Norsk Hydro ASA.............................................        Norway               14,641           554,294
*Renaissance Energy Ltd. ...................................        Canada               20,000           152,225
Shell Transport & Trading Co. PLC...........................    United Kingdom          104,000           870,206
Societe Elf Aquitaine SA, Br................................        France                4,020           719,341
                                                                                                      -----------
                                                                                                        2,364,055
                                                                                                      -----------
FINANCIAL SERVICES 1.3%
AXA SA......................................................        France                2,500           354,293
Nomura Securities Co. Ltd. .................................        Japan                10,000           326,622
St. George Bank Ltd. .......................................      Australia               6,500            42,379
                                                                                                      -----------
                                                                                                          723,294
                                                                                                      -----------
FOOD & HOUSEHOLD PRODUCTS .8%
Northern Foods PLC..........................................    United Kingdom           71,019           119,245
Tate & Lyle PLC.............................................    United Kingdom           97,000           340,825
                                                                                                      -----------
                                                                                                          460,070
                                                                                                      -----------
FOREST PRODUCTS & PAPER 2.7%
Assidoman AB................................................        Sweden                4,800            79,444
Assidoman AB, 144A..........................................        Sweden                1,440            23,833
*Holmen Aktiebolag AB, B....................................        Sweden               15,081           438,117
Stora Enso OYJ, R...........................................       Finland               12,200           130,751
*Svenska Cellulosa AB, B....................................        Sweden                4,500           106,250
UPM-Kymmene Corp. ..........................................       Finland               25,000           705,715
                                                                                                      -----------
                                                                                                        1,484,110
                                                                                                      -----------

 16
PAGE
TEMPLETON INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                   COUNTRY             SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
HEALTH & PERSONAL CARE 2.1%
Aventis SA..................................................        France               16,000       $   875,756
Merck KGAA..................................................       Germany                9,300           291,893
                                                                                                      -----------
                                                                                                        1,167,649
                                                                                                      -----------
INDUSTRIAL COMPONENTS 3.4%
Michelin SA, B..............................................        France               22,002           706,142
Sandvik AB, A...............................................        Sweden               21,900           562,708
Sandvik AB, B...............................................        Sweden                9,200           238,519
SKF AB, A...................................................        Sweden               16,000           346,296
                                                                                                      -----------
                                                                                                        1,853,665
                                                                                                      -----------
INSURANCE 3.6%
Partnerre Ltd. .............................................       Bermuda                9,500           349,719
Scor SA.....................................................        France                4,820           226,324
XL Capital Ltd., A..........................................       Bermuda               10,000           553,750
Zurich Allied PLC...........................................    United Kingdom           75,000           820,185
                                                                                                      -----------
                                                                                                        1,949,978
                                                                                                      -----------
MACHINERY & ENGINEERING 4.9%
Bullough PLC................................................    United Kingdom          384,800           279,312
Invensys PLC................................................    United Kingdom          129,551           577,651
Laird Group PLC.............................................    United Kingdom          186,500           575,709
Mckechnie Group PLC.........................................    United Kingdom           78,400           312,679
METSO OYJ...................................................       Finland               47,739           644,109
VA Technologie AG, Br.......................................       Austria                4,900           309,462
                                                                                                      -----------
                                                                                                        2,698,922
                                                                                                      -----------
MERCHANDISING 3.5%
Gucci Group NV..............................................     Netherlands              4,900           435,794
House of Fraser PLC.........................................    United Kingdom          231,400           206,726
Marks & Spencer PLC.........................................    United Kingdom          160,000           645,141
Safeway PLC.................................................    United Kingdom          190,000           575,905
Storehouse..................................................    United Kingdom          100,312            57,610
                                                                                                      -----------
                                                                                                        1,921,176
                                                                                                      -----------
METALS & MINING 1.7%
Alcan Aluminum Ltd. ........................................        Canada                1,500            50,162
Barrick Gold Corp. .........................................        Canada               40,000           619,920
Corus Group PLC.............................................    United Kingdom          173,000           279,437
                                                                                                      -----------
                                                                                                          949,519
                                                                                                      -----------
MISC MATERIALS & COMMODITIES .4%
Agrium Inc. ................................................        Canada               30,000           241,875
                                                                                                      -----------

                                                                              17
PAGE
TEMPLETON INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                   COUNTRY             SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MULTI-INDUSTRY 3.9%
Cheung Kong Holdings Ltd. ..................................      Hong Kong              40,000       $   598,472
Cheung Kong Infrastructure Holdings Ltd. ...................      Hong Kong             100,000           183,651
Inchcape PLC................................................    United Kingdom           33,150           145,432
Pacific Dunlop Ltd. ........................................      Australia             130,000           124,283
Pilkington PLC..............................................    United Kingdom          424,900           496,521
Saab AB, B..................................................        Sweden               58,700           584,282
                                                                                                      -----------
                                                                                                        2,132,641
                                                                                                      -----------
REAL ESTATE .9%
*Wereldhave NV..............................................     Netherlands             10,920           501,569
                                                                                                      -----------
TELECOMMUNICATIONS 2.9%
Nippon Telegraph & Telephone Corp. .........................        Japan                    74         1,176,035
Telecom Corp. of New Zealand Ltd. ..........................     New Zealand             87,900           397,742
                                                                                                      -----------
                                                                                                        1,573,777
                                                                                                      -----------
TEXTILES & APPAREL .8%
Adidas-Salomon AG...........................................       Germany                8,000           444,385
                                                                                                      -----------
TRANSPORTATION 3.7%
British Airways PLC.........................................    United Kingdom          100,000           520,867
Koninklijke Nedlloyd Groep NV...............................     Netherlands              6,250           140,545
Peninsular & Oriental Steam Navigation Co. .................    United Kingdom           40,300           421,104
Seino Transportation Co. Ltd. ..............................        Japan                21,000           108,517
Singapore Airlines Ltd. ....................................      Singapore              47,500           444,315
Vosper Thornycroft Holdings PLC.............................    United Kingdom           23,000           380,679
                                                                                                      -----------
                                                                                                        2,016,027
                                                                                                      -----------
UTILITIES ELECTRICAL & GAS 7.3%
CLP Holdings Ltd. ..........................................      Hong Kong              67,800           303,888
Endesa SA...................................................        Spain                25,725           590,052
Hong Kong Electric Holdings Ltd. ...........................      Hong Kong             147,400           444,860
Iberdrola SA, Br............................................        Spain                68,200           889,503
National Power PLC..........................................    United Kingdom           80,000           399,145
Powergen PLC................................................    United Kingdom           60,000           351,764
Veba AG.....................................................       Germany               20,000         1,004,746
                                                                                                      -----------
                                                                                                        3,983,958
                                                                                                      -----------
TOTAL COMMON STOCKS (COST $49,727,153)......................                                           45,610,398
                                                                                                      -----------

 18
PAGE
TEMPLETON INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                   COUNTRY             SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS 2.0%
Ballast Nedam NV, pfd.......................................     Netherlands              5,000       $   109,326
Baumax AG, pfd..............................................       Austria                6,953            87,292
BBS Kraftfahrzeugtechnik AG, pfd............................       Germany               15,000           268,411
News Corp. Ltd., ADR, pfd...................................      Australia               5,000           238,750
Volkswagen AG, pfd..........................................       Germany               14,000           356,350
                                                                                                      -----------
TOTAL PREFERRED STOCKS (COST $1,307,096)....................                                            1,060,129
                                                                                                      -----------
                                                                                     PRINCIPAL
                                                                                      AMOUNT**
                                                                                     ----------
BONDS (COST $13,216)
BAE Systems PLC, 7.45%, 11/29/03............................    United Kingdom            8,532GBP         13,543
                                                                                                      -----------
SHORT TERM INVESTMENTS (COST $2,756,892) 5.0%
U.S. Treasury Bills, 5.22% to 5.96%, with maturities to
  6/01/00...................................................    United States         2,769,000         2,758,344
                                                                                                      -----------
TOTAL INVESTMENTS (COST $53,804,357) 90.2%..................                                           49,442,414
OTHER ASSETS, LESS LIABILITIES 9.8%.........................                                            5,353,810
                                                                                                      -----------
TOTAL NET ASSETS 100.0%.....................................                                          $54,796,224
                                                                                                      ===========

CURRENCY ABBREVIATIONS:
GBP -- British Pounds

*Non-income producing.
**Securities denominated in U.S. dollars unless otherwise indicated.


                       See Notes to Financial Statements.
                                                                              19
PAGE

TEMPLETON INTERNATIONAL FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2000

Assets:
 Investments in securities, at value (cost $53,804,357).....    $49,442,414
 Cash.......................................................            755
 Receivables:
  Fund shares sold..........................................      5,472,431
  Dividends and interest....................................        287,085
                                                                -----------
      Total assets..........................................     55,202,685
                                                                -----------
Liabilities:
 Payables:
  Investment securities purchased...........................         40,762
  Fund shares redeemed......................................        194,481
  To affiliates.............................................        101,407
 Accrued expenses...........................................         69,811
                                                                -----------
      Total liabilities.....................................        406,461
                                                                -----------
Net assets, at value........................................    $54,796,224
                                                                ===========
Net assets consist of:
 Undistributed net investment income........................    $    87,683
 Net unrealized depreciation................................     (4,361,943)
 Accumulated net realized gain..............................      2,255,442
 Beneficial shares..........................................     56,815,042
                                                                -----------
Net assets, at value........................................    $54,796,224
                                                                ===========
CLASS A:
 Net asset value per share ($40,201,026 / 3,113,678 shares
   outstanding).............................................         $12.91
                                                                ===========
 Maximum offering price per share ($12.91 / 94.25%).........         $13.70
                                                                ===========
CLASS C:
 Net asset value per share ($14,050,648 / 1,099,771 shares
  outstanding)*.............................................         $12.78
                                                                ===========
 Maximum offering price per share ($12.78 / 99.00%).........         $12.91
                                                                ===========
ADVISOR CLASS:
 Net asset value and maximum offering price per share
  ($544,550 / 42,039 shares outstanding)....................         $12.95
                                                                ===========

*Redemption price per share is equal to net asset value less any applicable sales charge.

                       See Notes to Financial Statements.
 20

PAGE

TEMPLETON INTERNATIONAL FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2000

Investment Income:
 (net of foreign taxes of $223,407)
 Dividends..................................................    $1,888,527
 Interest...................................................       357,580
                                                                ==========
      Total investment income...............................                  $2,246,107
Expenses:
 Management fees (Note 3)...................................       435,749
 Administrative fees (Note 3)...............................        87,150
 Distribution fees (Note 3)
  Class A...................................................       149,606
  Class C...................................................       148,331
 Transfer agent fees (Note 3)...............................       145,500
 Custodian fees.............................................        18,200
 Reports to shareholders....................................        71,600
 Registration and filing fees...............................        61,500
 Professional fees..........................................        26,800
 Trustees' fees and expenses................................        15,600
 Amortization of organization costs.........................        12,024
 Other......................................................         1,124
                                                                ==========
      Total expenses........................................                   1,173,184
                                                                              ==========
            Net investment income...........................                   1,072,923
                                                                              ==========
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     2,744,489
  Foreign currency transactions.............................       (90,960)
                                                                ==========
      Net realized gain.....................................                   2,653,529
      Net unrealized appreciation on investments............                   2,143,277
                                                                              ----------
Net realized and unrealized gain............................                   4,796,806
                                                                              ----------
Net increase in net assets resulting from operations........                  $5,869,729
                                                                              ==========

                       See Notes to Financial Statements.
                                                                              21
PAGE

TEMPLETON INTERNATIONAL FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2000 AND 1999

                                                                   2000               1999
                                                                ------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $ 1,072,923       $  1,000,258
  Net realized gain from investments and foreign currency
   transactions.............................................      2,653,529          3,641,321
  Net unrealized appreciation (depreciation) on
   investments..............................................      2,143,277        (10,473,856)
                                                                ------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................      5,869,729         (5,832,277)

 Distributions to shareholders from:
  Net investment income:
   Class A..................................................       (858,007)          (731,302)
   Class C..................................................       (250,511)          (182,376)
   Advisor Class............................................         (6,880)           (10,692)
  Net realized gains:
   Class A..................................................     (1,865,259)        (1,305,179)
   Class C..................................................       (685,150)          (437,976)
   Advisor Class............................................         (9,109)           (17,826)

 Fund share transactions (Note 2):
   Class A..................................................     (1,079,539)        26,750,423
   Class C..................................................       (601,482)        10,148,300
   Advisor Class............................................        286,324            148,524
                                                                ------------------------------
    Net increase in net assets..............................        800,116         28,529,619

Net assets:
 Beginning of year..........................................     53,996,108         25,466,489
                                                                ------------------------------
 End of year................................................    $54,796,224       $ 53,996,108
                                                                ==============================

Undistributed net investment income included in net assets:
 End of year................................................    $    87,683       $    258,835
                                                                ==============================

                       See Notes to Financial Statements.

 22

PAGE

TEMPLETON INTERNATIONAL FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton International Fund (the Fund) is a separate, diversified series of Templeton Global Investment Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. Effective August 1, 1999, the Fund's investment policies were modified to require, under normal market conditions, at least 75% of the Fund's total assets to be invested in any developed country outside the U.S. and the Fund's name changed from Templeton Greater European Fund to Templeton International Fund. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

                                                                              23

PAGE

TEMPLETON INTERNATIONAL FUND
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers three classes of shares: Class A, Class C, and Advisor Class shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At March 31, 2000, there were an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                                YEAR ENDED MARCH 31,
                                                          ----------------------------------------------------------------
                                                                      2000                                1999
                                                          ----------------------------------------------------------------
                                                            SHARES          AMOUNT               SHARES         AMOUNT
                                                            ----------------------------------------------------------
CLASS A SHARES:
Shares sold.............................................   23,690,448    $ 314,457,916         11,427,434    $ 148,355,385
Shares issued on reinvestment of distributions..........      186,757        2,460,911            152,278        1,853,465
Shares redeemed.........................................  (23,895,532)    (317,998,366)        (9,812,112)    (123,458,427)
                                                          ----------------------------------------------------------------
Net increase (decrease).................................      (18,327)   $  (1,079,539)         1,767,600    $  26,750,423
                                                          ================================================================

 24

PAGE

TEMPLETON INTERNATIONAL FUND
Notes to Financial Statements (continued)

2. BENEFICIAL SHARES (CONT.)

                                                                                YEAR ENDED MARCH 31,
                                                          ----------------------------------------------------------------
                                                                      2000                                1999
                                                          ----------------------------------------------------------------
                                                            SHARES          AMOUNT               SHARES         AMOUNT
                                                            ----------------------------------------------------------
CLASS C SHARES:
Shares sold.............................................    1,152,989    $  15,374,364          1,614,772    $  21,466,567
Shares issued on reinvestment of distributions..........       61,755          806,278             44,862          540,863
Shares redeemed.........................................   (1,253,428)     (16,782,124)          (939,952)     (11,859,130)
                                                          ----------------------------------------------------------------
Net increase (decrease).................................      (38,684)   $    (601,482)           719,682    $  10,148,300
                                                          ================================================================

                                                                                YEAR ENDED MARCH 31,
                                                          ----------------------------------------------------------------
                                                                      2000                                1999
                                                          ----------------------------------------------------------------
                                                            SHARES          AMOUNT               SHARES         AMOUNT
                                                            ----------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold.............................................       39,471    $     527,590            796,091    $  11,069,182
Shares issued on reinvestment of distributions..........          896           11,883              1,992           27,214
Shares redeemed.........................................      (19,226)        (253,149)          (782,998)     (10,947,872)
                                                          ----------------------------------------------------------------
Net increase............................................       21,141    $     286,324             15,085    $     148,524
                                                          ================================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TGAL of 0.75% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

TGAL and FT Services agreed in advance to reduce fees to the extent necessary to limit total expenses to an annual rate of 1.85%, 2.50%, and 1.50% of the Fund's average daily net assets of Class A, Class C, and Advisor Class shares, respectively, through July 31, 1999. For the year ended March 31, 2000, no reimbursement was necessary.

                                                                              25

PAGE

TEMPLETON INTERNATIONAL FUND
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund reimburses Distributors up to 0.35% and 1.00% per year of the average daily net assets of Class A and Class C shares, respectively, for costs incurred in marketing the Fund's Class A and Class C shares. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At March 31, 2000, the unreimbursed costs were $250,498. Distributors received net commissions on sales of Fund shares and received contingent deferred sales charges for the period of $24,191 and $20,148, respectively.

4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

At March 31, 2000, the net unrealized depreciation based on the cost of investments for income tax purposes of $54,010,457 was as follows:

Unrealized appreciation.....................................  $ 4,297,864
Unrealized depreciation.....................................   (8,865,907)
                                                              -----------
Net unrealized depreciation.................................  $(4,568,043)
                                                              ===========

At March 31, 2000, the Fund has deferred currency losses occurring subsequent to October 31, 1999 of $34,486. For tax purposes, such losses will be reflected in the year ending March 31, 2001.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended March 31, 2000 aggregated $30,846,314 and $38,360,333, respectively.

 26

PAGE

TEMPLETON INTERNATIONAL FUND
INDEPENDENT AUDITOR'S REPORT
To the Board of Trustees and Shareholders of Templeton International Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton International Fund (formerly Templeton Greater European Fund) at March 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended March 31, 1999, including the financial highlights for each of the four years in the period then ended were audited by other independent accountants whose report dated April 30, 1999 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP

Ft. Lauderdale, Florida
April 28, 2000

                                                                              27
PAGE

TEMPLETON INTERNATIONAL FUND
Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $197,765 as a capital gain dividend for the fiscal year ended March 31, 2000.

At March 31, 2000, more than 50% of the Templeton International Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to Class A, Class C, and Advisor Class shareholders in May 2000.

                                      CLASS A                               CLASS C                  ADVISOR CLASS
                         ------------------------------------------------------------------------------------------
                          FOREIGN TAX       FOREIGN SOURCE      FOREIGN TAX       FOREIGN SOURCE      FOREIGN TAX
       COUNTRY           PAID PER SHARE    INCOME PER SHARE    PAID PER SHARE    INCOME PER SHARE    PAID PER SHARE
-------------------------------------------------------------------------------------------------------------------
Australia............       $ 0.0009           $ 0.0196           $ 0.0009           $ 0.0182           $ 0.0009
Austria..............         0.0008             0.0042             0.0008             0.0039             0.0008
Belgium..............         0.0008             0.0041             0.0008             0.0038             0.0008
Bermuda..............         0.0000             0.0034             0.0000             0.0032             0.0000
Canada...............         0.0013             0.0071             0.0013             0.0065             0.0013
Denmark..............         0.0008             0.0044             0.0008             0.0040             0.0008
Finland..............         0.0031             0.0162             0.0031             0.0150             0.0031
France...............         0.0029             0.0169             0.0029             0.0156             0.0029
Germany..............         0.0021             0.0162             0.0021             0.0150             0.0021
Hong Kong............         0.0000             0.0095             0.0000             0.0088             0.0000
Hungary..............         0.0002             0.0010             0.0002             0.0009             0.0002
Japan................         0.0009             0.0049             0.0009             0.0045             0.0009
Netherlands..........         0.0045             0.0330             0.0045             0.0306             0.0045
New Zealand..........         0.0007             0.0035             0.0007             0.0032             0.0007
Norway...............         0.0047             0.0245             0.0047             0.0227             0.0047
Singapore............         0.0005             0.0019             0.0005             0.0017             0.0005
Spain................         0.0014             0.0075             0.0014             0.0070             0.0014
Sweden...............         0.0032             0.0175             0.0032             0.0162             0.0032
Switzerland..........         0.0006             0.0030             0.0006             0.0028             0.0006
United Kingdom.......         0.0298             0.2423             0.0298             0.2243             0.0298
                         ------------------------------------------------------------------------------------------
TOTAL................       $ 0.0592           $ 0.4407           $ 0.0592           $ 0.4079           $ 0.0592
                         ==========================================================================================

                        ADVISOR CLASS
                       ----------------
                        FOREIGN SOURCE
       COUNTRY         INCOME PER SHARE
---------------------
Australia............      $ 0.0207
Austria..............        0.0044
Belgium..............        0.0043
Bermuda..............        0.0036
Canada...............        0.0074
Denmark..............        0.0046
Finland..............        0.0171
France...............        0.0177
Germany..............        0.0170
Hong Kong............        0.0100
Hungary..............        0.0011
Japan................        0.0052
Netherlands..........        0.0348
New Zealand..........        0.0037
Norway...............        0.0258
Singapore............        0.0020
Spain................        0.0079
Sweden...............        0.0184
Switzerland..........        0.0032
United Kingdom.......        0.2552
                       ----------------
TOTAL................      $ 0.4641
                       ================

In January 2001, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2000. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

 28

PAGE

[LOGO]

Templeton International Fund
777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777


ANNUAL REPORT

AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, California 94105

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
www.franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton International Fund prospectus, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.


419 A00 05/00                                 [LOGO]  Printed on recycled paper